Condensed Statements of Operations (Unaudited) - USD ($)		3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Operating and formation costs		$ 295,817	$ 1,089	$ 1,427	$ 426,086	$ 8,687
Loss from operations		(295,817)	(1,089)	(1,427)	(426,086)
Other income
Interest income on investments held in Trust Account		1,412,991			2,042,674
Net income (loss)		$ 1,117,174	$ (1,089)	$ (1,427)	$ 1,616,588	$ (8,687)
Basic weighted average shares outstanding (in Shares)	[1]					2,850,155
Basic net income (loss) per share (in Dollars per share)						$ 0
Class A Ordinary Shares
Other income
Basic weighted average shares outstanding (in Shares)		12,168,875			9,143,464
Basic net income (loss) per share (in Dollars per share)		$ 0.07			$ 0.11
Class B Ordinary Shares
Other income
Basic weighted average shares outstanding (in Shares)		4,935,622	1,390,110	698,895	4,935,622
Basic net income (loss) per share (in Dollars per share)		$ 0.07			$ 0.11

[1]	Excludes up to 643,777 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5). The underwriters exercised their over-allotment option in full on February 14, 2023; thus, no ordinary shares remain subject to forfeiture as of February 14, 2023 (see Note 6).